Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases [Abstract]
2016	¥ 60,082
2017	45,539
2018	33,290
2019	21,324
2020	17,584
Later fiscal years	108,645
Total minimum future rentals	¥ 286,464